Expense Example - Federated Hermes Ultrashort Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	62	195	340	762	47	148	258	579	58	183	318	714	43	135	235	530